Supplement dated January 2, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	5/01/2013
Effective on or about January 2, 2014, the following changes are made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the "Summary of Columbia VP - Select Smaller-Cap Value Fund" section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Portfolio Manager	Co-manager	2008
Kari Montanus	Portfolio Manager	Co-manager	January 2014
The rest of the section remains the same.
The portfolio manager information under the caption “Portfolio Management” for Columbia VP – Select Smaller-Cap Value Fund in the “More Information About the Funds” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Portfolio Manager	Co-manager	2008
Kari Montanus	Portfolio Manager	Co-manager	January 2014
Mr. Rosen joined the Investment Manager in November 2008 when it acquired J. & W. Seligman & Co. Incorporated (Seligman), where he was a Managing Director. Mr. Rosen began his investment career in 1982 and earned a B.A. from Brandeis University and an M.B.A from New York University.
Ms. Montanus joined the Investment Manager in November 2008 when it acquired Seligman, where she worked as an investment professional since 2003. Ms. Montanus began her investment career in 1990 and earned a B.A. from Stanford University and an M.B.A in finance from The Wharton School, University of Pennsylvania.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-221 A (1/14)

Supplement dated January 2, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	5/01/2013
Effective on or about January 2, 2014, the following changes are made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Portfolio Manager	Co-manager	2008
Kari Montanus	Portfolio Manager	Co-manager	January 2014
The rest of the section remains the same.
The portfolio manager information under the caption “Primary Service Providers - Portfolio Management” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Portfolio Manager	Co-manager	2008
Kari Montanus	Portfolio Manager	Co-manager	January 2014
Mr. Rosen joined the Investment Manager in November 2008 when it acquired J. & W. Seligman & Co. Incorporated (Seligman), where he was a Managing Director. Mr. Rosen began his investment career in 1982 and earned a B.A. from Brandeis University and an M.B.A from New York University.
Ms. Montanus joined the Investment Manager in November 2008 when it acquired Seligman, where she worked as an investment professional since 2003. Ms. Montanus began her investment career in 1990 and earned a B.A. from Stanford University and an M.B.A in finance from The Wharton School, University of Pennsylvania.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6484-1 A (1/14)